EARNINGS PER SHARE - Potentially Anti-Dilutive Ordinary Shares Excluded from the Weight Average Number of Ordinary Shares for Diluted Earnings Per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Shares deemed to be issued in respect of employee options excluded from calculation of EPS (in shares)	603,159	1,021,250	748,198